Provisions - Expected Terms to Settle Obligations (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Within 12 months | Financial guarantees and loan commitments
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	$ 22,779,855	$ 13,005,597
Within 12 months | Other provisions
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	5,869,817	22,919,769
Within 12 months | Provisions commercial claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	3,466,941	17,901,727
Within 12 months | Provisions labor-related
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	201,894	400,011
Within 12 months | Provisions tax claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	801,672	1,817,060
Within 12 months | Others
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	1,399,310	2,800,971
After 12 months | Financial guarantees and loan commitments
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	0	0
After 12 months | Other provisions
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	18,448,611	9,203,269
After 12 months | Provisions commercial claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	12,831,069	1,807,426
After 12 months | Provisions labor-related
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	977,938	1,587,923
After 12 months | Provisions tax claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	386,031	2,386,345
After 12 months | Others
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	$ 4,253,573	$ 3,421,575